Cover	Sep. 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 19, 2022
Entity File Number	1-6817
Entity Registrant Name	AlerisLife Inc.
Entity Central Index Key	0001159281
Entity Tax Identification Number	04-3516029
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	Two Newton Place
Entity Address, Address Line Two	255 Washington Street, Suite 300
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02458
City Area Code	617
Local Phone Number	796-8387
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ALR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false